Note 13 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
13.
Commitments and Contingencies:
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(a) Time charters:
As at
December 31, 2018,
the Company has entered into time charter arrangements for all of its vessels in operation, including the five
hulls under construction, with the exception of
one
vessel, with international liner operators. These arrangements as at
December 31, 2018,
have remaining terms of up to
148
months. After
December 31, 2018,
future minimum contractual charter revenues assuming
365
revenue days per annum per vessel and the earliest redelivery dates possible, based on vessels’ committed, non-cancellable, time charter contracts, are as follows:

Year ending December 31,	Amount
2019	$371,424
2020	289,423
2021	228,814
2022	163,385
2023	156,457
2024 and thereafter	636,272
Total	$1,845,775

(b) Capital Commitments:
Capital commitments of the Company as at
December 31, 2018
were (i)
$31,389
in the aggregate payable, through the Company’s equity, upon each vessel’s delivery from the shipyard in relation to the five
vessels under construction discussed in Note
6,
while
approximately
$0.4
billion
is financed through a financial institution (Note
10.C
) and (ii)
$15,453
in relation to the construction of
five
scrubbers, which will be installed in
five
of our existing vessels by the end of
2019.

(c)
Debt guarantees with respect to entities formed under the Framework Deed:
Costamare agreed to guarantee
100%
of the debt of Ainsley Maritime Co., Ambrose Maritime Co., Kemp Maritime Co., Hyde Maritime Co. and Skerrett Maritime Co., which were formed under the Framework Deed and own
Cape Kortia
,
Cape Sounio
,
Cape Akritas
,
Cape Tainaro
and
Cape Artemisio,
respectively. As at
December 31, 2018,
Costamare has guaranteed
$77,001
of debt relating to Kemp Maritime Co. and Hyde Maritime Co. (Note
9
),
$77,175
of the debt relating to Ainsley Maritime Co. and Ambrose Maritime Co. (Note
9
) and
$39,650
of the debt relating to Skerrett Maritime Co. (Note
9
). As security for providing the guarantee, in the event that Costamare is required to pay under any guarantee, Costamare is entitled to acquire all of the shares in the entities for whose benefit the guarantee has been issued that it does not
already own for nominal consideration.

(d) Other:
Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may
arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. Currently, management is not
aware of any such claims
not
covered by insurance or contingent liabilities, which should be disclosed, or for which a provision has not
been established in the accompanying consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not
aware of any other claims or contingent liabilities which should be disclosed or for which a provision should be established in the accompanying consolidated financial statements.

The Company is covered for liabilities associated with the vessels’ operations up to the customary limits provided by the Protection and Indemnity (“P&I”) Clubs, members of the International Group of P&I Clubs.